Other assets	12 Months Ended
Mar. 31, 2021
Assets [Abstract]
Other assets
11. Other assets

	As of March 31,
	2021		2020
Current
Balances and receivables from statutory authorities (1)	Rs.	7,227	Rs.	4,445
Export benefits receivable (2)		2,070		2,652
Prepaid expenses		1,141		950
Others (3)		4,071		5,755
	Rs.	14,509	Rs.	13,802
Non-current
Security deposits	Rs.	666	Rs.	613
Others		168		231
	Rs.	834	Rs.	844

(1)
Balances and receivables from statutory authorities primarily consist of amounts recoverable towards the goods and service tax (“GST”), excise duty and value added tax, and from customs authorities of India.

(2)	Export benefits receivables primarily consist of amounts receivable from various government authorities of India towards incentives on export sales made by the Company.
(3)	Others primarily includes advances given to vendors and employees, security deposits, interest accrued but not due on investments, and claims receivable.